Significant Accounting Policies (Details Textual) (USD $)	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Private Placement [Member]	Mar. 31, 2012 Private Placement [Member]	Mar. 31, 2014 Public Shares [Member]
Significant Accounting Policies [Line Items]
Class of Warrant or Right, Outstanding	10,570,000		4,820,000		5,750,000
Shares, Outstanding, Beginning Balance			1,437,500	1,437,500	5,750,000
Minimum Redemption Threshold for Public Shares	$ 5,000,001
Share Price	$ 8.00	$ 8
Warrants and Rights Outstanding	$ 8,112,475	$ 6,024,900
Temporary Equity, Shares Outstanding	4,032,060